UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Jetstream Capital LLC
Address: 12 Cadillac Drive
         Suite 280
         Brentwood, TN  37027

13F File Number:  28-11595

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Beth Peters
Title:     Chief Financial Officer
Phone:     615-425-3400

Signature, Place, and Date of Signing:

     /s/ Beth Peters     Brentwood, TN     August 16, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     46

Form13F Information Table Value Total:     $1,264,700 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A POWER ENERGY GENERAT SYS L   COM              G04136100     1919   269500 SH       Sole    None                0        0   269500
ACME PACKET INC                COM              004764106     3734   138900 SH       Sole    None                0        0   138900
AERCAP HOLDINGS NV             SHS              n00985106     4059   391000 SH       Sole    None                0        0   391000
AMAZON COM INC                 COM              023135106     6556    60000 SH       Sole    None                0        0    60000
APPLE INC                      COM              037833100    37277   148200 SH       Sole    None                0        0   148200
ASIAINFO HLDGS INC             COM              04518a104     6971   318900 SH       Sole    None                0        0   318900
ATHEROS COMMUNICATIONS INC     COM              04743p108    10228   371400 SH       Sole    None                0        0   371400
AUTONATION INC                 COM              05329w102      983    50400 SH       Sole    None                0        0    50400
BOEING CO                      COM              097023105    15060   240000 SH       Sole    None                0        0   240000
CHIPOTLE MEXICAN GRILL INC     COM              169656105     6977    51000 SH       Sole    None                0        0    51000
CISCO SYS INC                  COM              17275r102    10048   471500 SH       Sole    None                0        0   471500
COPA HOLDINGS SA               CL A             p31076105     5153   116525 SH       Sole    None                0        0   116525
CREE INC                       COM              225447101    20104   334900 SH       Sole    None                0        0   334900
DECKERS OUTDOOR CORP           COM              243537107     5772    40400 SH       Sole    None                0        0    40400
DENDREON CORP                  COM              24823q107     6052   187200 SH       Sole    None                0        0   187200
E HOUSE CHINA HLDGS LTD        ADR              26852w103    11463   774000 SH       Sole    None                0        0   774000
F5 NETWORKS INC                COM              315616102     2757    40200 SH       Sole    None                0        0    40200
FINISAR CORP                   COM NEW          31787a507     5379   361000 SH       Sole    None                0        0   361000
FINISH LINE INC                CL A             317923100     5069   363900 SH       Sole    None                0        0   363900
FIRST SOLAR INC                COM              336433107     6659    58500 SH       Sole    None                0        0    58500
FORD MTR CO DEL                COM PAR $0.01    345370860    23572  2338500 SH       Sole    None                0        0  2338500
FOSTER WHEELER AG              COM              h27178104     6341   301100 SH       Sole    None                0        0   301100
FREEPORT-MCMORAN COPPER & GO   COM              35671d857     7586   128300 SH       Sole    None                0        0   128300
GOOGLE INC                     CL A             38259p508    11124    25000 SH       Sole    None                0        0    25000
HARBIN ELECTRIC INC            COM              41145W109     3710   222800 SH       Sole    None                0        0   222800
INTEL CORP                     COM              458140100    13615   700000 SH       Sole    None                0        0   700000
INTL PAPER CO                  COM              460146103    24318  1074600 SH       Sole    None                0        0  1074600
JPMORGAN CHASE & CO            COM              46625h100    10970   299650 SH       Sole    None                0        0   299650
KNOLL INC                      COM NEW          498904200    11517   866600 SH       Sole    None                0        0   866600
LEAR CORP                      COM NEW          521865204     4013    60617 SH       Sole    None                0        0    60617
LEXMARK INTL NEW               CL A             529771107     5889   178300 SH       Sole    None                0        0   178300
NETFLIX INC                    COM              64110l106    16949   156000 SH       Sole    None                0        0   156000
OFFICEMAX INC DEL              COM              67622p101     4891   374500 SH       Sole    None                0        0   374500
OFFICEMAX INC DEL              COM              67622p101     5224   400000 SH  Call Sole    None                0        0   400000
PIER 1 IMPORTS INC             COM              720279108    14353  2239200 SH       Sole    None                0        0  2239200
POWER ONE INC NEW              COM              73930R102     8475  1255600 SH       Sole    None                0        0  1255600
SANDISK CORP                   COM              80004c101    10597   251900 SH       Sole    None                0        0   251900
SEAGATE TECHNOLOGY             SHS              g7945j104    33470  2566700 SH       Sole    None                0        0  2566700
SEAGATE TECHNOLOGY             SHS              g7945j104    45640  3500000 SH  Call Sole    None                0        0  3500000
SOURCEFIRE INC                 COM              83616T108     3633   191200 SH       Sole    None                0        0   191200
SPDR S&P 500 ETF TR            UNIT SER 1 S&P   78462F103   774150  7500000 SH  Call Sole    None                0        0  7500000
THOMPSON CREEK METALS CO INC   COM              884768102     2308   265900 SH       Sole    None                0        0   265900
TRINA SOLAR LIMITED            SPON ADR         89628e104     8713   504200 SH       Sole    None                0        0   504200
TRW AUTOMOTIVE HLDGS CORP      COM              87264s106     5451   197700 SH       Sole    None                0        0   197700
VEECO INSTRS INC DEL           COM              922417100    23907   697400 SH       Sole    None                0        0   697400
WESTERN DIGITAL CORP           COM              958102105    12064   400000 SH       Sole    None                0        0   400000